Short-term Borrowings (Movement of Short-term Borrowings) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)
SHORT-TERM BORROWINGS [Abstract]
Balance at beginning of year	1,668,773	858,849	$ 258,996
Add: Current year additions	1,656,256	3,034,492
Current year additions from acquisition	0	0
Less: Current year repayment	(1,747,127)	(2,235,891)
Foreign currency translation	(10,015)	11,323
Balance at end of year	1,567,887	1,668,773	258,996
Weighted average short-term borrowings	593,300	2,354,500